UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08364

Buffalo Balanced Fund, Inc.
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period:  June 30, 2008

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
June 30, 2008 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 60.36%
	Consumer Staples - 10.36%
	Beverages - 3.16%
80,000	The Coca-Cola Co.	$4,158,400
25,000	PepsiCo, Inc.	1,589,750
		5,748,150
	Food & Staples Retailing - 1.67%
40,000	Costco Wholesale Corp.	2,805,600
10,000	Whole Foods Market, Inc.	236,900
		3,042,500
	Food Products - 4.06%
70,000	ConAgra Foods, Inc.	1,349,600
25,000	Del Monte Foods Co.	177,500
30,000	General Mills, Inc.	1,823,100
20,000	Kellogg Co.	960,400
39,800	Kraft Foods, Inc. - Class A	1,132,310
25,000	Wm. Wrigley Jr. Co.	1,944,500
		7,387,410
	Household Products - 1.47%
30,000	Colgate-Palmolive Co.	2,073,000
10,000	Kimberly-Clark Corp.	597,800
		2,670,800
	Total Consumer Staples (Cost $15,496,038)	18,848,860

	Energy - 26.50%
	Energy Equipment & Services - 3.63%
39,000	Patterson-UTI Energy, Inc.	1,405,560
30,000	Schlumberger Ltd. (b)	3,222,900
40,000	Weatherford International Ltd. (a)(b)	1,983,600
		6,612,060
	Oil & Gas - 22.87%
45,000	Anadarko Petroleum Corp.	3,367,800
25,000	Apache Corp.	3,475,000
25,000	BP, PLC - ADR	1,739,250
70,000	ChevronTexaco Corp.	6,939,100
85,000	ConocoPhillips	8,023,150
35,000	Exxon Mobil Corp.	3,084,550
80,000	Frontier Oil Corp.	1,912,800
25,000	Hess Corp.	3,154,750
70,000	Marathon Oil Corp.	3,630,900
20,000	Royal Dutch Shell PLC - ADR	1,634,200
80,000	Suncor Energy, Inc. (b)	4,649,600
		41,611,100
	Total Energy (Cost $20,756,578)	48,223,160

	Financials - 3.95%
	Commercial Banks - 0.72%
25,000	Marshall & Ilsley Corp.	383,250
35,000	Wilmington Trust Corp.	925,400
		1,308,650

	Insurance - 3.23%
50,000	The Allstate Corp.	2,279,500
45,000	The Chubb Corp.	2,205,450
55,000	Cincinnati Financial Corp.	1,397,000
		5,881,950
	Total Financials (Cost $8,491,323)	7,190,600

	Health Care - 6.53%
	Health Care Equipment & Supplies - 0.70%
20,000	Baxter International, Inc.	1,278,800

	Pharmaceuticals - 5.83%
60,000	Abbott Laboratories	3,178,200
30,000	Eli Lilly & Co.	1,384,800
35,000	GlaxoSmithKline, PLC - ADR	1,547,700
40,000	Johnson & Johnson	2,573,600
40,000	Wyeth	1,918,400
		10,602,700
	Total Health Care (Cost $10,314,436)	11,881,500

	Industrials - 6.02%
	Aerospace & Defense - 2.33%
11,000	The Boeing Co.	722,920
20,000	Lockheed Martin Corp.	1,973,200
25,000	United Technologies Corp.	1,542,500
		4,238,620
	Commercial Services & Supplies - 1.87%
100,000	Pitney Bowes, Inc.	3,410,000

	Industrial Conglomerates - 1.82%
100,000	General Electric Co.	2,669,000
10,000	ITT Corp.	633,300
		3,302,300
	Total Industrials (Cost $11,266,436)	10,950,920

	Information Technology - 5.22%
	Semiconductor & Semiconductor Equipment - 3.41%
100,000	Applied Materials, Inc.	1,909,000
200,000	Intel Corp.	4,296,000
		6,205,000
	Software - 1.81%
120,000	Microsoft Corp.	3,301,200
	Total Information Technology (Cost $9,218,887)	9,506,200

	Materials - 1.35%
	Chemicals - 1.06%
45,000	E.I. du Pont de Nemours & Co.	1,930,050

	Metals & Mining - 0.29%
15,000	Alcoa, Inc.	534,300
	Total Materials (Cost $2,581,487)	2,464,350

	Utilities - 0.43%
	Electric Utilities - 0.43%
25,000	OGE Energy Corp.	792,750
	Total Utilities (Cost $906,026)	792,750

	TOTAL COMMON STOCKS (Cost $79,031,211)	109,858,340

	CONVERTIBLE BONDS - 5.78%
	Consumer Discretionary - 4.48%
	Hotels Restaurants & Leisure - 0.83%
	Magna Entertainment Corp.
3,000,000	7.250%, 12/15/2009	1,500,000

	Media - 3.65%
	Lions Gate Entertainment Corp. - ADR
3,500,000	2.938%, 10/15/2024	3,679,375
3,000,000	3.625%, 03/15/2025	2,970,000
		6,649,375
	Total Consumer Discretionary (Cost $9,416,445)	8,149,375

	Health Care - 1.30%
	Biotechnology - 1.30%
	Amylin Pharmaceuticals, Inc.
2,300,000	2.500%, 04/15/2011	2,377,625
	Total Health Care (Cost $2,301,865)	2,377,625

	TOTAL CONVERTIBLE BONDS (Cost $11,718,310)	10,527,000

	CORPORATE BONDS - 26.41%
	Consumer Discretionary - 9.60%
	Automobiles - 2.00%
	Ford Motor Credit Company
4,000,000	7.375%, 10/28/2009	3,644,200

	Hotels Restaurants & Leisure - 2.10%
	Circus Circus
2,000,000	7.625%, 07/15/2013	1,690,000
	Isle of Capri Casinos
3,000,000	7.000%, 03/01/2014	2,130,000
		3,820,000
	Leisure Equipment & Products - 0.79%
	Eastman Kodak Co.
1,000,000	7.250%, 11/15/2013	977,500
	Mikohn Gaming Corp.
461,000	11.875%, 08/15/2008	461,000
		1,438,500
	Media - 0.06%
	Fisher Communications, Inc.
100,000	8.625%, 09/15/2014	105,000

	Specialty Retail - 2.94%
	FTD, Inc.
4,000,000	7.750%, 02/15/2014	4,030,000
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,320,000
		5,350,000
	Textiles, Apparel & Luxury Goods - 1.71%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	3,120,000
	Total Consumer Discretionary (Cost $18,203,382)	17,477,700

	Consumer Staples - 4.04%
	Food Products - 3.00%
	Pilgrims Pride Corp.
4,000,000	8.375%, 05/01/2017	2,960,000
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	2,505,000
		5,465,000
	Personal Products - 1.04%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	1,885,000
	Total Consumer Staples (Cost $8,819,045)	7,350,000

	Energy - 5.38%
	Oil & Gas - 2.83%
	United Refining Co.
5,300,000	10.500%, 08/15/2012	5,154,250

	Oil, Gas & Consumable Fuels - 2.55%
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	4,637,500
	Total Energy (Cost $10,083,539)	9,791,750

	Health Care - 4.38%
	Health Care Providers & Services - 2.14%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,895,000
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015	995,000
		3,890,000
	Pharmaceuticals - 2.24%
	Warner Chilcott Corp.
4,000,000	8.750%, 02/01/2015	4,080,000
	Total Health Care (Cost $7,962,995)	7,970,000

	Industrials - 3.01%
	Commercial Services & Supplies - 2.46%
	Greenbrier Companies, Inc.
1,500,000	8.375%, 05/15/2015	1,436,250
	Iron Mountain, Inc.
3,000,000	8.625%, 04/01/2013	3,030,000
		4,466,250
	Diversified Manufacturing - 0.55%
	Blount, Inc.
1,000,000	8.875%, 08/01/2012	1,005,000
	Total Industrials (Cost $5,525,986)	5,471,250

	TOTAL CORPORATE BONDS (Cost $50,594,947)	48,060,700

	SHORT TERM INVESTMENTS - 6.88%
	Investment Companies - 0.45%
741,840	Fidelity Institutional Money Market Portfolio	741,840
76,391	SEI Daily Income Trust Treasury II Fund - Class B	76,391
	Total Investment Companies	818,231

	U.S. Treasury Bills - 6.43%
	Public Finance, Taxation and Monetary Policy - 6.43%
2,800,000	1.56%, 07/03/2008	2,799,757
2,800,000	1.68%, 07/10/2008	2,798,823
1,635,000	1.43%, 07/17/2008	1,633,964
4,475,000	1.28%, 07/24/2008	4,471,326
	Total U.S. Treasury Bills	11,703,870

	TOTAL SHORT TERM INVESTMENTS (Cost $12,522,101)	12,522,101

	Total Investments (Cost $153,866,569) - 99.43%	180,968,141
	Other Assets in Excess of Liabilities - 0.57%	1,029,353
	TOTAL NET ASSETS - 100.00%	$181,997,494

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Security

The cost basis of investments for federal income tax purposes at June 30, 2008 was as follows*:

	Cost of investments	$153,866,569
	Gross unrealized appreciation	36,011,855
	Gross unrealized depreciation	(8,910,283)
	Net unrealized appreciation	$27,101,572

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Buffalo Balanced Fund
FAS 157 - Summary of Fair Value Exposure at June 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 110,676,570	$ -
Level 2 - Other significant observable inputs	70,291,571	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 180,968,141	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Balanced Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Balanced Fund, Inc.

By     /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date     8/25/2008